28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2019
Statement of changes in equity [abstract]
Schedule of share capital for common shares and preferred shares

As of December 31, 2019, the Company’s issued and share capital is R$7,294 (R$7,294 at December 31, 2018 and 2017), represented by 487,614,213 common shares (487,614,213 at December 31, 2018) and 971,138,388 preferred shares (971,138,388 at December 31, 2018), both of them with nominal value of R$5.00 (five Reais), as follows:

	Number of shares on December 31, 2019
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	248,516,953	51	11,323	–	248,528,276	17
Other entities of Minas Gerais State	19,896	–	1,411,276	–	1,431,172	–
FIA Dinâmica Energia S.A.	48,700,000	10	55,133,744	6	103,833,744	7
BNDES Participações	54,342,992	11	26,220,938	3	80,563,930	6
Others
In Brazil	101,170,317	21	328,982,856	34	430,153,173	29
Foreign shareholders	34,864,055	7	559,378,251	57	594,242,306	41
Total	487,614,213	100	971,138,388	100	1,458,752,601	100

	Number of shares on December 31, 2018
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	248,480,146	51	–	–	248,480,146	17
Other entities of Minas Gerais State	56,703	–	647,647	–	704,35	–
FIA Dinâmica Energia S.A.	48,200,000	10	55,905,344	6	104,105,344	7
BNDES Participações	54,342,992	11	26,220,938	3	80,563,930	5
Others
In Brazil	105,402,202	22	370,338,947	38	475,741,149	33
Foreign shareholders	31,132,170	6	518,025,512	53	549,157,682	38
Total	487,614,213	100	971,138,388	100	1,458,752,601	100

	Number of shares on December 31, 2017
Shareholders	Common	%	Preferred	%	Total	%
State of Minas Gerais	214,414,739	51	–	–	214,414,739	17
Other entities of Minas Gerais State	56,703	–	4,860,228	1	4,916,931	1
FIA Dinâmica Energia S.A.	41,635,754	10	62,469,590	7	104,105,344	8
BNDES	54,342,992	13	26,220,938	3	80,563,930	6
Others
In Brazil	56,000,217	13	210,953,069	25	266,953,286	21
Foreign shareholders	54,314,303	13	533,573,121	64	587,887,424	47
Total	420,764,708	100	838,076,946	100	1,258,841,654	100

Schedule of shares used in calculation of basic profit and diluted profit per share

Number of shares	2019	2018	2017
Common shares already paid up	487,614,213	487,614,213	420,764,708
Common shares to be paid up	–	–	66,849,505
Shares in treasury	(69)	(69)	(69)
	487,614,144	487,614,144	487,614,144
Preferred shares already paid up	971,138,388	971,138,388	838,076,946
Preferred shares to be paid up	–	–	133,061,442
Shares in treasury	(560,649)	(560,649)	(560,649)
	970,577,739	970,577,739	970,577,739
Total	1,458,191,883	1,458,191,883	1,458,191,883

Schedule of calculation of basic earnings per share

The calculation of basic and diluted earnings per share is as follows:

	2019	2018	2017
Net income for the year attributed to equity holders of the parent	3,127	1,700	1,001
Minimum mandatory dividend from net income for the year - preferred shares	509	577	486
Net income for the year not distributed - preferred shares	1,573	554	333
Total earnings - preferred shares (A)	2,082	1,131	819
Minimum mandatory dividend from net income for the year - common shares	255	290	15
Net income for the year not distributed - common shares	790	279	167
Total earnings - common shares (B)	1,045	569	182
Basic and diluted earnings per preferred share (A / number of preferred shares)	2.14	1.17	0.84
Basic and diluted earnings per common share (B / number of common shares)	2.14	1.17	0.37

	2019	2018	2017
Net income for the year from continuing operations attributed to equity holders of the parent	2,903	1,378	1,001
Minimum mandatory dividend from net income for the year from continuing operations – preferred shares	509	527	486
Net income for the year from continuing operations not distributed – preferred shares	1,424	390	333
Total earnings from continuing operations - preferred shares (A.1)	1,933	917	819
Minimum mandatory dividend from net income for the year from continuing operations - common shares	255	290	15
Net income for the year from continuing operations not distributed – common shares	715	171	167
Total earnings from continuing operations - common shares (B.1)	970	461	182
Basic and diluted earnings from continuing operations per preferred share (A.1 / number of preferred shares)	1.99	0.95	0.84
Basic and diluted earnings from continuing operations per common share (B.1 / number of common shares)	1.99	0.95	0.37

Schedule of capital reserves and profit reserves

Capital reserves

	2019	2018	2017
Investment-related donations and subsidies	1,857	1,857	1,857
Goodwill on issuance of shares	394	394	69
Shares in treasury	(1)	(1)	(1)
	2,250	2,250	1,925

Profit reserves

	2019	2018	2017
Legal reserve	853	853	853
Statutory reserve	57	57	57
Retained earnings reserve	5,500	3,965	3,341
Unrealized profit reserve	835	–	–
Incentive tax reserve	85	67	58
Reserve for mandatory dividends not distributed	1,420	1,420	1,420
	8,750	6,362	5,729

Schedule of detailed information regarding calculation of retained earnings reserve

The calculation of the retained earnings reserve is as follows:

	2019	2018	2017
Net income for the year	3,127	1,700	1,001
Expired dividends	–	42	–
Incentives tax reserve	(18)	(9)	(1)
Deemed cost realization	25	42	28
Adjustment for initial adoption of IFRS 9 and IFRS 15.	–	(157)	–
Dividends proposed	(764)	(867)	(500)
Unrealized profit reserve	(835)	–	–
Retained earnings reserve	1,535	751	528

Schedule of unrealized profit reserve

Thus, since the mandatory dividends if distributed in their totality represents 50% of net income and an amount of R$1,564 and considering the expectations of realized profit for the year, as stated above, Management proposed the constitution of unrealized profit reserve in the amount of R$835, whose calculation is described as follows.

2019
Minimum mandatory dividend required by Bylaws (50% of net income)	1,564
Minimum mandatory dividend required by the Bylaws for the preferred shares	(486)
Minimum mandatory dividend proposed for the common shares	(243)
Unrealized profit reserve	835

Schedule of reserve for obligatory dividends not distributed	Reserve for mandatory dividends not distributed
2019
Dividends withheld, arising from the net income of 2015	623
Dividends withheld, arising from the net income of 2014	797
1,420

Schedule of dividends proposed for distribution to shareholders based on the profit for the business year

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the 2019 unrealized profit assumption mentioned in the previous paragraphs, is as follows:

	2019	2018	2017
Calculation of Minimum Dividends required by the By-laws for the preferred shares
Nominal value of the preferred shares	4,856	4,856	4,191
Nominal value of the preferred shares to be capitalized	–	–	665
	4,856	4,856	4,856
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	486	486	486
Equity	15,887	14,579	14,326
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.58%
Portion of Equity represented by the preferred shares	10,574	9,704	9,538
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	317	291	286
Minimum Dividends required by the Bylaws for the preferred shares	486	486	486
Calculation of the Minimum Dividend under the by-laws based on the net income for the period
Mandatory dividend
Net income for the year	3,127	1,700	1,001
Mandatory dividends – 50% of Net income	1,564	850	500
Unrealized profit reserve	(835)
Withholding income tax on Interest on equity	35	17	–
	764	867	500
Dividends recorded, as specified in the by-laws
Interest on Equity	400	210	-
Ordinary dividends	364	657	500
	764	867	500
Total dividends for the preferred shares	509	577	486
Total dividends for the common shares	255	290	14
Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	0.52	0.59	0.34
Dividends proposed: Common (ON) shares	0.52	0.59	0.03
Dividends proposed: Preferred (PN) shares	0.52	0.59	0.50

Schedule of dividends and interest on capital payable

This table provides the changes on dividends and interest on capital payable:

Balances at December 31, 2017	428
Proposed dividends and interest on equity	867
Withholding income tax on interest on capital	(17)
Dividends proposed for non-controlling shareholder	127
Proposed dividends of previous years	(42)
Expired dividends	(8)
Dividends retained – Minas Gerais state government	(491)
Balances at December 31, 2018	864
Proposed dividends	764
Withholding income tax on interest on capital	(35)
Dividends retained – Minas Gerais state government (Note 13)	(148)
Dividends paid	(701)
Balances at December 31, 2019	744

Schedule of changes in the equity held by non-controlling shareholders

The changes in the equity held by non-controlling shareholders are shown below:

Investee	Gasmig	Light S.A	LightGer	Guanhães	Axxion	UHE Itaocara	Total
Balances at Dec. 31, 2017	4	–	–	–	–	–	4
Net profit attributed to non-controlling shareholders	1	41	–	–	–	–	42
Non-controlling interests arising from business combination	–	1,236	22	50	4	3	1,315
Others	(1)	–	–	–	–	–	(1)
Balances at Dec. 31, 2018	4	1,277	22	50	4	3	1,360
Net profit attributed to non-controlling shareholders	1	–	–	–	–	–	1
Capital Increase to non-controlling shareholders	–	–	–	10	–	–	10
Proposed dividends to non-controlling shareholders	(1)	–	–	–	–	–	(1)
Derecognition of the non-controlling interests in Light (Note 34)	–	(1,277)	(22)	(60)	(4)	(3)	(1,366)
Balances at Dec. 31, 2019	4	–	–	–	–	–	4

Schedule of net profit allocated to non-controlling interests	Net profit allocated to non-controlling interests:

Company	2019	2018
Gasmig	1	1
Total	1	1